Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt	$ 118,787	$ 198,434
Less current maturities	(118,787)	(198,434)
Long term debt, net of current maturities
Current Maturities	118,787	198,434	$ 162,967
Less current debt discount	(908)	(892)
Current Maturities net of debt discount	117,879	197,542
Senior Secured Green Bonds [Member]
Debt Instrument [Line Items]
Total debt	87,264	166,122
Senior Secured debt and promissory notes secured [Member]
Debt Instrument [Line Items]
Total debt	$ 31,523	$ 32,312